Cover	Mar. 31, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 2, 2026, KiNRG, Inc., a Nevada corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting, among other things, the completion of the Company’s acquisition of Trinity Group Construction, Inc., a Virginia corporation (“Trinity”), pursuant to that certain Stock Purchase Agreement, dated April 1, 2026, by and among the Company, Trinity and Millard L. Wallen, III. This Amendment No. 1 on Form 8-K/A amends the Original Form 8-K solely to provide the financial statements and unaudited pro forma financial information required by Item 9.01 of Form 8-K. Except as set forth herein, this Amendment No. 1 does not amend, modify or update any other disclosure contained in the Original Form 8-K.
Document Period End Date	Mar. 31, 2026
Entity File Number	000-53035
Entity Registrant Name	KiNRG, Inc.
Entity Central Index Key	0000095572
Entity Tax Identification Number	82-6008752
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1213 Culbreth Drive
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Wilmington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28405
City Area Code	910
Local Phone Number	509-7183
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false